Deferred Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in deferred charges, net
Balance at the beginning of the period	$ 55,275	$ 67,949
Additions	2,341	7,069
Written-off amounts		(341)
Amortization	(17,883)	(19,402)
Balance at the end of the period	39,733	55,275
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period	6,255	4,041
Additions	2,341	6,887
Written-off amounts		(286)
Amortization	(3,845)	(4,387)
Balance at the end of the period	$ 4,751	6,255
Period of amortization for deferred costs	2 years 6 months
Finance and other Costs
Changes in deferred charges, net
Balance at the beginning of the period	$ 49,020	63,908
Additions		182
Written-off amounts		(55)
Amortization	(14,038)	(15,015)
Balance at the end of the period	$ 34,982	$ 49,020